Derviative Financial Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derviative Financial Liabilities (Details) [Line Items]
Fair value of warrant (in Dollars)	$ 10,548
Changes in fair value (in Dollars)		$ 543
Earn out shares issued	2,973,300	2,973,300
Note Warrant [Member]
Derviative Financial Liabilities (Details) [Line Items]
Issuance of warrant	17,250,000
Description of warrant issued	(i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company